Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	Roan Holdings Group Co., Ltd.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	On December 30, 2021, the Registrant furnished its interim financial results for the six months ended June 30, 2021 on its report on Form 6-K (the “Form 6-K”). This amendment (the “Amendment”) to the Form 6-K is being furnished solely to provide eXtensible Business Reporting Language tagging for the financial statements included in the Form 6-K. There are no other changes to the Form 6-K.
Entity Central Index Key	0001611852
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity File Number	001-36664